ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

3.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2023	2022
Accounts payable	$720,774	$342,331
Accrued credit cards	26,645	6,994
Accrued liability for collections of previously factored receivables	1,247,772	776,414
Accrued property taxes	5,346	6,732
Accrued professional fees	29,122	573,040
Accrued payroll	17,472	–
Accrue expense - other	–	363
Accrued expense - dividend payable	–	210,046
Total	$2,047,131	$1,915,920

The Company is delinquent paying certain property taxes. As of December 31, 2023 and 2022, the balance for these property taxes, was $5,346 and $6,732, respectively.